Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 47,669	$ 1,096	$ 52,667
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity earnings from unconsolidated subsidiaries	(9,383)	(5,647)	(2,901)
Gain on sale of option to purchase notes payable			(12,501)
Gain on sale of aircraft	(8,360)	(9,137)	(13,449)
Gain on sale of investment in unconsolidated subsidiary	(36,882)
Depreciation	136,633	95,718	84,032
Aircraft impairment	11,382	7,500
Amortization of debt issuance costs and extinguishment costs	10,589	7,471	8,788
Amortization of lease incentives	6,989	6,856	5,095
Amortization of debt purchase option			947
Amortization of lease discounts/premiums and other items	6,281	1,307	366
Amortization of GAAM acquisition date fair market value adjustments	23,611	5,838
Amortization of terminated swaps	(331)
Share-based compensation	3,635	4,768	3,720
Deferred income taxes	(8,180)	2,562	9,069
Unrealized loss (gain) on derivative instruments	31,871	(1,489)	(303)
Professional fees paid by Babcock & Brown			2,180
Security deposits and maintenance payment liability relieved	(47,694)	(3,911)	(14,197)
Security deposits and maintenance payment claims applied towards operating lease revenues	(7,671)
Changes in operating assets and liabilities:
Rent receivables	(1,070)	120	(60)
Other assets	5,644	(1,913)
Payable to related parties	(4,837)	1,781	(8,178)
Accounts payable and accrued liabilities	8,148	2,415	963
Rentals received in advance	(1,240)	(2,923)	212
Other liabilities	13,578	(2,135)	(1,225)
Net cash flows provided by operating activities	180,382	110,277	115,225
Cash Flows from Investing Activities
Investment in unconsolidated subsidiaries		(28,054)	(8,750)
Distributions from unconsolidated subsidiaries	6,269	26,951	916
Proceeds from sale of investment in BBAM LP	49,500
Purchase of GAAM Portfolio, net of cash assumed		(113,623)
Purchase of additional flight equipment	(50,803)	(52,128)	(41,659)
Proceeds from sale of aircraft	67,740	126,913	100,911
Lessor contribution to maintenance	(16,626)	(11,312)	(4,068)
Net cash flows provided by (used in) investing activities	56,080	(51,253)	47,350
Cash Flows from Financing Activities
Restricted cash and cash equivalents	160,947	(21,712)	(25,694)
Security deposits received	9,398	3,567	5,186
Security deposits returned	(4,257)	(3,703)	(4,089)
Maintenance payment liability receipts	57,892	53,515	44,398
Maintenance payment liability disbursements	(28,150)	(14,544)	(6,143)
Proceeds from sale of option to purchase notes payable			12,501
Proceeds from secured borrowings	459,200	46,596	35,442
Debt issuance costs	(16,483)	(801)	(221)
Repayment of secured borrowings	(847,607)	(204,867)	(98,551)
Proceeds from sale of notes payable	87,282	33,765
Proceeds from (payment for) termination of interest rate swap contract	(35,066)	1,398	745
Shares repurchased		(13,142)	(35,487)
Proceeds from issuance of shares, net of fees paid	23,914
Dividends	(21,629)	(20,738)	(22,407)
Dividend equivalents	(884)	(360)	(120)
Net cash flows used in financing activities	(155,443)	(141,026)	(94,440)
Net increase (decrease) in cash	81,019	(82,002)	68,135
Cash at beginning of period	82,105	164,107	95,972
Cash at end of period	163,124	82,105	164,107
Cash paid during the period for:
Interest	118,672	74,804	65,688
Taxes	2,057	1,381	1,193
Noncash Activities:
Security deposits and maintenance payment liability disbursements applied as rentals received in advance	345
Security deposits assumed on purchase of flight equipment	1,080
Maintenance reserves assumed on purchase of flight equipment	8,482
Security deposit applied to rent receivables	1,128		769
Withholding taxes netted against distributions received from BBAM LP	1,847	1,264	1,080
Security deposits netted against sales price from sale of flight equipment	2,170	1,700	791
Security deposits netted against end of lease payments			2,280
Maintenance payment liabilities and claims netted against end of lease payments			436
Rent received netted against sales price from sale of flight equipment			319
Maintenance payment liabilities and claims netted against sales price from sale of flight equipment		8,006	5,411
Maintenance payment claim applied to rent receivables			1,416
Debt issuance costs netted with proceeds from secured borrowings		1,402	2,267
Capital contribution from Babcock & Brown			$ 4,509